SIGNIFICANT ACCOUNTING POLICIES - Supplier concentration (Details)	12 Months Ended
Dec. 31, 2020
Supplier concentration risk | Raw materials and semi-manufactures | Customer D
Concentration of credit risk
Concentration risk, percentage	15.10%